Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income	$ (738,465)	$ (173,308)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,697	142,158
Gain on fixed asset disposal	0	0
Amortization of convertible loan	6,150	59,925
Interest expense of convertible loan		18,720
Depreciation of right-of-use assets	0	178,135
Share-based compensation	0	25,000
Bad debt expense		2,411
Share of loss of investment in joint venture	338	2,030
Provision for obsolete inventories		176,805
Changes in operating assets and liabilities:
Accounts receivable	305,744	(114,900)
Product inventories	(395,679)	(142,334)
Prepaid expenses and other current assets	(229,351)	102,616
Operating lease		(186,921)
Trade accounts and other payables	657,995	(501,804)
Amount due from related parties	1,571,944	(12,061)
Amount due to related parties	(1,575,240)	(3,914)
Net cash provided (used) by operating activities	(394,867)	(427,442)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment		(51,131)
Proceeds from sale of fixed assets	94,890
Net cash used in investing activities	94,890	(51,131)
Cash Flows from Financing activities:
Proceeds from convertible notes payable	124,025	60,000
Net cash provided by financing activities	124,025	60,000
Effect of exchange rate changes on cash and cash equivalents	159,346	6,294
Net increase (decrease) in cash and cash equivalents	(16,607)	(412,279)
Cash and cash equivalents at the beginning of year	55,950	468,229
Cash and cash equivalents at the end of year	39,343	55,950
Cash paid during the period for:
Income Tax	3,637	18,669
Interest	$ (315)	$ (577)
SUPPLEMENTAL DISCLOSURE OF NON-CASH INFORMATION
Ordinary shares issued in consideration for services		25,000